SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON-CANCELABLE OPERATING LEASES (Details) - Dec. 31, 2025 $ in Thousands, $ in Thousands	USD ($)	SGD ($)
Right-of-use Rou Assets And Lease Payable
2025	$ 29	$ 37
2026	27	35
Total	$ 56	$ 72